Share based payment - Schedule of Movement of Options Outstanding under the share based payment schemes (Detail) shares in Millions	5 Months Ended	7 Months Ended		12 Months Ended
	Aug. 23, 2021 shares	Mar. 31, 2022 shares	Mar. 31, 2022 shares	Mar. 31, 2022 shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year	16	0		16		18	19
Granted during the year						1	1
Forfeited during the year	0					0	(2)
Repurchase during the year						(3)
Exercised during the year	(1)					0	0
Replacement of Group Stock Option Plans	(14)
Outstanding at the end of the year	0					16	18
Exercisable at the end of the year						8	9
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year			23,000,000.0
Granted during the year		30
Exercised during the year					0
Outstanding at the end of the year	23,000,000.0	30	7,200,000	30	7,200,000
Exercisable at the end of the year		4	4	4	4
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Exercised during the year		0			(2.25)
Replacement of Group Stock Option Plans		12	12	12	12
Outstanding at the end of the year		12		12
Exercisable at the end of the year		6	6	6	6